Parent company only condensed financial information (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by/(used in) operating activities	¥ 527,396	¥ 601,883	¥ 409,920
Net cash used in investing activities	(16,966,591)	(4,175,746)	(320,288)
Net cash provided by financing activities	15,422,674	5,274,932	28,658
Effect of exchange rate changes on cash and cash equivalents	(918,885)	1,719,401	119,813
Increase/(decrease) in cash and cash equivalents	97,636	18,332	1,523
Cash and cash equivalents at beginning of the year	2,940,874	1,221,473	1,101,660
Cash and cash equivalents at end of the year	2,021,989	2,940,874	1,221,473
Parent Company [Member]
Net cash provided by/(used in) operating activities	(9,711)	23,307	9,584
Net cash used in investing activities	(3,195,265)	(2,561,029)	(6,119)
Net cash provided by financing activities	2,198,272	3,375,896	28,659
Effect of exchange rate changes on cash and cash equivalents	148,031	111,329	2,514
Increase/(decrease) in cash and cash equivalents	(858,673)	949,503	34,638
Cash and cash equivalents at beginning of the year	1,012,693	63,190	28,552
Cash and cash equivalents at end of the year	¥ 154,020	¥ 1,012,693	¥ 63,190